SEGMENT INFORMATION - Results of Operations (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating revenues
Total operating revenues		$ 1,349,977	$ 2,012,356	$ 1,727,923
Adjusted property EBITDA
Total adjusted property EBITDA	[1]	569	235,099	(104,276)
Operating costs and expenses:
Payments to the Philippine Parties		(28,894)	(26,371)	(12,989)
Pre-opening costs		(15,585)	(4,157)	(1,322)
Development costs		0	(30,677)	(25,616)
Amortization of gaming subconcession		(32,785)	(57,276)	(57,411)
Amortization of land use rights		(22,662)	(22,832)	(22,886)
Depreciation and amortization		(466,492)	(499,739)	(538,233)
Land rent to Belle		(2,318)	(2,848)	(3,195)
Share-based compensation		(71,809)	(67,957)	(54,392)
Property charges and other		(39,982)	(30,575)	(47,223)
Corporate and Other expenses		(63,147)	(70,118)	(73,014)
Total operating costs and expenses		(743,674)	(812,550)	(836,281)
Operating loss		(743,105)	(577,451)	(940,557)
Non-operating income (expenses):
Interest income		26,458	6,618	5,134
Interest expenses, net of amounts capitalized		(376,722)	(350,544)	(340,839)
Other financing costs		(6,396)	(11,033)	(7,955)
Foreign exchange gains (losses), net		3,904	4,566	(2,079)
Other income (expenses), net		3,930	3,082	(150,969)
Loss on extinguishment of debt		0	(28,817)	(19,952)
Costs associated with debt modification		0	0	(310)
Total non-operating expenses, net		(348,826)	(376,128)	(516,970)
Loss before income tax		(1,091,931)	(953,579)	(1,457,527)
Income tax (expense) benefit		(5,236)	(2,885)	2,913
Net loss		(1,097,167)	(956,464)	(1,454,614)
Net loss attributable to noncontrolling interests		166,641	144,713	191,122
Net loss attributable to Melco Resorts & Entertainment Limited		(930,526)	(811,751)	(1,263,492)
Corporate and Other [Member]
Operating revenues
Total operating revenues		17,645	30,773	25,913
Macau [Member]
Operating revenues
Total operating revenues		844,685	1,660,355	1,426,317
Adjusted property EBITDA
Total adjusted property EBITDA	[1]	(170,053)	144,544	(135,539)
Macau [Member] | Mocha and Other [Member]
Operating revenues
Total operating revenues		76,403	84,954	65,322
Adjusted property EBITDA
Total adjusted property EBITDA	[1]	10,291	17,054	3,560
Macau [Member] | Altira Macau [Member]
Operating revenues
Total operating revenues		32,615	56,205	108,854
Adjusted property EBITDA
Total adjusted property EBITDA	[1]	(43,020)	(53,974)	(58,773)
Macau [Member] | City of Dreams [Member]
Operating revenues
Total operating revenues		559,684	1,146,919	985,619
Adjusted property EBITDA
Total adjusted property EBITDA	[1]	(32,160)	201,954	(1,326)
Macau [Member] | Studio City [Member]
Operating revenues
Total operating revenues		175,983	372,277	266,522
Adjusted property EBITDA
Total adjusted property EBITDA	[1]	(105,164)	(20,490)	(79,000)
The Philippines [Member] | City of Dreams Manila [Member]
Operating revenues
Total operating revenues		396,392	268,597	224,688
Adjusted property EBITDA
Total adjusted property EBITDA	[1]	146,926	88,962	28,983
Cyprus [Member] | Cyprus Operations [Member]
Operating revenues
Total operating revenues		91,255	52,631	51,005
Adjusted property EBITDA
Total adjusted property EBITDA	[1]	$ 23,696	$ 1,593	$ 2,280

[1]	Adjusted property EBITDA” is net loss before interest, taxes, depreciation, amortization, pre-opening costs, development costs, property charges and other, share-based compensation, payments to the Philippine Parties, land rent to Belle, Corporate and Other expenses, and other non-operating income and expenses. The Company uses Adjusted property EBITDA to measure the operating performance of Mocha and Other, Altira Macau, City of Dreams, Studio City, City of Dreams Manila and Cyprus Operations and to compare the operating performance of its properties with those of its competitors.